Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	$ 29,009	$ 27,677
Accumulated depreciation	10,344	9,832
Construction in progress	1,206	1,223
Property, plant, and equipment, total	19,871	19,068
Transmission [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	15,509	14,692
Accumulated depreciation	5,162	4,862
Construction in progress	989	910
Property, plant, and equipment, total	11,336	10,740
Distribution [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	10,213	9,656
Accumulated depreciation	3,513	3,305
Construction in progress	149	243
Property, plant, and equipment, total	6,849	6,594
Communication [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	1,088	1,069
Accumulated depreciation	742	674
Construction in progress	22	9
Property, plant, and equipment, total	368	404
Administration and Service [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	1,561	1,632
Accumulated depreciation	857	924
Construction in progress	46	61
Property, plant, and equipment, total	750	769
Easements [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	638	628
Accumulated depreciation	70	67
Construction in progress	0	0
Property, plant, and equipment, total	$ 568	$ 561